UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         May 14, 2007
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $785,232 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106   1,494         49,050   SH        DEFINED    1, 2      49,050
AMR CORP                      NOTE 4.250% 9/2   001765BA3 156,617     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  35,276     23,400,000  PRN        DEFINED    1, 2  23,400,000
ADVANCED MICRO DEVICES INC    COM               007903107     325         24,900   SH        DEFINED    1, 2      24,900
ANADARKO PETE CORP            COM               032511107   7,023        163,400   SH        DEFINED    1, 2     163,400
APACHE CORP                   COM               037411105   9,474        134,000   SH        DEFINED    1, 2     134,000
ARCH COAL INC                 COM               039380100   2,630         85,700   SH        DEFINED    1, 2      85,700
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   2,778        106,000   SH        DEFINED    1, 2     106,000
AXIS CAPITAL HOLDINGS         SHS               G0692U109   4,246        125,400   SH        DEFINED    1, 2     125,400
BALLY TOTAL FITNESS HLDG COR  COM               05873K108     571        936,666   SH        DEFINED    1, 2     936,666
CHESAPEAKE ENERGY CORP        COM               165167107  13,377        433,200   SH        DEFINED    1, 2     433,200
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR     169424108     201         21,935   SH        DEFINED    1, 2      21,935
COMSYS IT PARTNERS INC        COM               20581E104  42,691      2,145,254   SH        DEFINED    1, 2   2,145,254
CONOCOPHILLIPS                COM               20825C104   4,771         69,800   SH        DEFINED    1, 2      69,800
CONTINENTAL AIRLS INC         CL B              210795308   5,731        157,500   SH        DEFINED    1, 2     157,500
CORUS BANKSHARES INC          COM               220873103   1,059         62,100   SH        DEFINED    1, 2      62,100
DEVON ENERGY CORP NEW         COM               25179M103   3,108         44,900   SH        DEFINED    1, 2      44,900
EOG RES INC                   COM               26875P101   5,793         81,200   SH        DEFINED    1, 2      81,200
FIDELITY NATIONAL FINANCIAL   CL A              31620R105   2,072         86,300   SH        DEFINED    1, 2      86,300
FORD MTR CO DEL               COM PAR $0.01     345370860   7,547        956,500   SH        DEFINED    1, 2     956,500
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  38,624     35,000,000  PRN        DEFINED    1, 2  35,000,000
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206   2,092         58,500  PRN        DEFINED    1, 2      58,500
FOUNDATION COAL HLDGS INC     COM               35039W100   6,562        191,100   SH        DEFINED    1, 2     191,100
FREEPORT-MCMORAN COPPER & GO  CL B              35671D857   4,117         62,200   SH        DEFINED    1, 2      62,200
FREIGHTCAR AMER INC           COM               357023100   5,379        111,660   SH        DEFINED    1, 2     111,660
FREMONT GEN CORP              COM               357288109   8,469      1,222,150   SH        DEFINED    1, 2   1,222,150
GENERAL MTRS CORP             DEB SR CV C 33    370442717 265,384     11,695,200  PRN        DEFINED    1, 2  11,695,200
GENERAL MTRS CORP             DEB SR CONV B     370442733     311         15,000  PRN        DEFINED    1, 2      15,000
GREY WOLF INC                 NOTE 3.750% 5/0   397888AD0   1,832      1,600,000  PRN        DEFINED    1, 2   1,600,000
GREY WOLF INC                 COM               397888108   1,651        246,400   SH        DEFINED    1, 2     246,400
HAYES LEMMERZ INTL INC        COM NEW           420781304  18,464      2,525,832   SH        DEFINED    1, 2   2,525,832
HOMEBANC CORP GA              COM               43738R109     873        250,000   SH        DEFINED    1, 2     250,000
HUDSON CITY BANCORP           COM               443683107   2,784        203,500   SH        DEFINED    1, 2     203,500
HYDRIL                        COM               448774109   2,490         25,870   SH        DEFINED    1, 2      25,870
IMPAC MTG HLDGS INC           COM               45254P102   1,349        269,700   SH        DEFINED    1, 2     269,700
INDYMAC BANCORP INC           COM               456607100   4,282        133,600   SH        DEFINED    1, 2     133,600
INFRASOURCE SVCS INC          COM               45684P102     397         13,000   SH        DEFINED    1, 2      13,000
INTEL CORP                    SDCV 2.950% 12/1  458140AD2   1,644      1,900,000  PRN        DEFINED    1, 2   1,900,000
IPC HLDGS LTD                 ORD               G4933P101   4,002        138,720   SH        DEFINED    1, 2     138,720
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  30,919     18,500,000  PRN        DEFINED    1, 2  18,500,000
LIBBEY INC                    COM               529898108   1,465        104,500   SH        DEFINED    1, 2     104,500
METHANEX CORP                 COM               59151K108   6,670        298,709   SH        DEFINED    1, 2     298,709
MONTPELIER RE HOLDINGS LTD    SHS               G62185106   3,875        223,500   SH        DEFINED    1, 2     223,500
NATIONAL R V HLDGS INC        COM               637277104     773        349,900   SH        DEFINED    1, 2     349,900
NAVIOS MARITIME HOLDINGS INC  *W EXP 12/9/200   Y62196111     959        399,436   SH        DEFINED    1, 2     399,436
NETEASE COM INC               SPONSORED ADR     64110W102     177         10,000   SH        DEFINED    1, 2      10,000
NEW RIV PHARMACEUTICALS INC   COM               648468205   1,209         19,000   SH        DEFINED    1, 2      19,000
NEW YORK CMNTY BANCORP INC    COM               649445103     438         24,900   SH        DEFINED    1, 2      24,900
NEW YORK CMNTY CAP TR V       BONUSES           64944P307   1,069         21,700   SH        DEFINED    1, 2      21,700
NOVELIS INC                   COM               67000X106     882         20,000   SH        DEFINED    1, 2      20,000
PHH CORP                      COM NEW           693320202     431         14,100   SH        DEFINED    1, 2      14,100
PEABODY ENERGY CORP           COM               704549104  11,203        278,400   SH        DEFINED    1, 2     278,400
R H DONNELLEY CORP            COM NEW           74955W307     468          6,600   SH        DEFINED    1, 2       6,600
RES-CARE INC                  COM               760943100  29,345      1,676,871   SH        DEFINED    1, 2   1,676,871
SIERRA HEALTH SVCS INC        COM               826322109     852         20,700   SH        DEFINED    1, 2      20,700
STREETTRACKS GOLD TR          GOLD SHS          863307104     460          7,000   SH        DEFINED    1, 2       7,000
TRIAD HOSPITALS INC           COM               89579K109     920         17,600   SH        DEFINED    1, 2      17,600
UAL CORP                      COM NEW           902549807   2,130         55,800   SH        DEFINED    1, 2      55,800
UAL CORP                      DBCV 5.000% 2/0   902549AE4     771        690,000  PRN        DEFINED    1, 2     690,000
ULTRA PETROLEUM CORP          COM               903914109   4,389         82,600   SH        DEFINED    1, 2      82,600
UNITED MICROELECTRONICS CORP  SPONSORED ADR     910873207     242         76,000   SH        DEFINED    1, 2      76,000
UNIVERSAL AMERN FINL CORP     COM               913377107     440         22,700   SH        DEFINED    1, 2      22,700
UNIVERSAL COMPRESSION HLDGS   COM               913431102     738         10,900   SH        DEFINED    1, 2      10,900
VALERO ENERGY CORP NEW        COM               91913Y100   3,147         48,800   SH        DEFINED    1, 2      48,800
VISTEON CORP                  COM               92839U107   3,770        441,500   SH        DEFINED    1, 2     441,500
